Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, transfers, net	$ 0	$ 0	$ 0
Fair value, assets, level 1 to level 2 transfers, amount	0		0
Fair value, assets, level 2 to level 1 transfers, amount	0		0
Fair value, liabilities, level 1 to level 2 transfers, amount	0		0
Fair value, liabilities, level 2 to level 1 transfers, amount	0		0
Fair value liabilities	14,700,000		14,000,000.0
Excluding Public Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, transfers, net	$ 0		$ 0